EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ (1,734,541)	$ 5,282,780	$ (4,421,383)
Weighted average of ordinary shares (thousands)	456,722	456,722	456,722
Income per share - basic	$ (3.80)	$ 11.57	$ (9.68)
Income per share - diluted	$ (3.80)	$ 11.57	$ (9.68)